Net finance expense - Net finance expense recognized directly in equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Foreign currency translation differences for foreign operations	$ 636	$ (112)	[1]	$ (157)	[1]
Other comprehensive income, net of tax, cash flow hedges	(2,873)	(1,885)	[1]	(2,698)	[1]
Other comprehensive income (expense), net of tax	(2,336)	(3,940)	[1]	(3,194)	[1]
Translation Reserve and Hedging Reserve
Other comprehensive income (expense), net of tax	(2,237)	(1,997)		(2,855)
Translation reserve
Other comprehensive income (expense), net of tax	636	(112)		(157)
Hedging reserve
Other comprehensive income (expense), net of tax	$ (2,873)	$ (1,885)		$ (2,698)

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.